Trust Account and Fair Value Measurement (Details Narrative) - USD ($)		12 Months Ended
	Apr. 14, 2023	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Received from trust account	$ 187,475,000	$ 187,475,000